Business and Organization (Q3)	9 Months Ended
Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business and Organization
1. Business and Organization

WM Technology, Inc. (the “Company”) is a technology and software infrastructure provider to retailers and brands in the U.S. state-legal and Canadian cannabis markets. The Company also provides information on the cannabis plant and the industry and advocates for legalization. The Weedmaps listings marketplace provides consumers with information regarding cannabis retailers and brands, as well as the strain, pricing, and other information regarding locally available cannabis products, through the Company’s website and mobile apps, permitting product discovery and reservation of products for pickup by consumers or delivery to consumers by participating retailers. The Company sells its offerings in the United States, and the Company has a limited number of non-monetized listings in several international countries including Austria, Canada, Germany, the Netherlands, Spain, and Switzerland. Through December 31, 2020, the Company offered standard listing subscription clients access to a listing page on weedmaps.com in addition to free access to its SaaS solutions, including WM Orders, WM Dispatch, WM Exchange, WM Retail and WM Store, along with its API integrations with third-party point-of-sale (“POS”) systems. For access to the orders functionality, beginning in September 2019, standard listing clients were also then required to pay a fixed services fee per delivery order submitted which the Company imposed regardless of whether the proposed order was canceled or completed. As of January 1, 2021, the Company migrated all standard listing subscription clients to its new WM Business subscription package. Under this new subscription package, all retailers continue to receive access to a standard listing page and SaaS solutions. In addition, the Company began including access to WM Dashboard and eliminated the technology services fee on delivery orders as part of the transition to the new WM Business subscription package. The Company operates in the United States, Canada, and other foreign jurisdictions where medical and/or adult use cannabis is legal under state or applicable national law. The Company is headquartered in Irvine, California.

Business Combination

WM Technology, Inc. was initially incorporated in the Cayman Islands on June 7, 2019 under the name “Silver Spike Acquisition Corp.” (“Silver Spike”). Silver Spike was formed for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. On June 16, 2021 (the “Closing Date”), Silver Spike consummated the business combination (the “Business Combination”), pursuant to that certain Agreement and Plan of Merger, dated December 10, 2020 (the “Merger Agreement”), by and among Silver Spike, Silver Spike Merger Sub LLC, a Delaware limited liability company and a wholly owned direct subsidiary of Silver Spike Acquisition Corp. (“Merger Sub”), WM Holding Company, LLC, a Delaware limited liability company (when referred to in its pre-Business Combination capacity, “Legacy WMH” and following the Business Combination, “WMH LLC”), and Ghost Media Group, LLC, a Nevada limited liability company, solely in its capacity as the initial holder representative (the “Holder Representative”). On the Closing Date, and in connection with the closing of the Business Combination (the “Closing”), Silver Spike was domesticated and continues as a Delaware corporation, changing its name to WM Technology, Inc.

The Company was reorganized into an Up-C structure, in which substantially all of the assets and business of the Company are held by WMH LLC and continue to operate through WMH LLC and its subsidiaries, and WM Technology, Inc.’s material assets are the equity interests of WMH LLC indirectly held by it. Legacy WMH was determined to be the accounting acquirer in the Business Combination, which was accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).